Property and Equipment - Summary of Property and Equipment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 324,198
Balance	364,366	$ 324,198
Computer equipment and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	26,150
Balance	39,098	26,150
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	58,977
Balance	131,924	58,977
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,707
Balance	2,299	1,707
Injection mold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	237,364
Balance	191,046	237,364
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	585,074	475,507
Additions	125,848	113,196
Dispositions		(3,629)
Balance	710,922	585,074
Cost [member] | Computer equipment and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	55,699	43,312
Additions	26,356	16,016
Dispositions		(3,629)
Balance	82,055	55,699
Cost [member] | Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	118,000	116,195
Additions	97,021	1,805
Balance	215,021	118,000
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,727	4,727
Additions	1,057
Balance	5,784	4,727
Cost [member] | Injection mold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	406,648	311,273
Additions	1,414	95,375
Balance	408,062	406,648
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	260,876	190,801
Depreciation expense	85,680	70,638
Dispositions		(563)
Balance	346,556	260,876
Accumulated depreciation [member] | Computer equipment and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	29,549	22,162
Depreciation expense	13,408	7,950
Dispositions		(563)
Balance	42,957	29,549
Accumulated depreciation [member] | Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	59,023	39,130
Depreciation expense	24,074	19,893
Balance	83,097	59,023
Accumulated depreciation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,020	2,594
Depreciation expense	465	426
Balance	3,485	3,020
Accumulated depreciation [member] | Injection mold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	169,284	126,915
Depreciation expense	47,732	42,369
Balance	$ 217,016	$ 169,284